Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Components of operating lease expense
Components of operating lease expense are as follows (in thousands):

	Year ended December 31,
	2024	2025
Operating lease expense	$2,032	$1,837
Short-term lease expense	238	92

Total operating lease expense	$2,270	$1,929

Cash paid for amounts included in the measurement of lease liabilities
Supplemental cash flow information related to leases are as follows (in thousands):

	Year ended December 31,
	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,810	$1,992

Right-of-use assets obtained in exchange for lease liabilities

	Year ended December 31,
	2024	2025
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$1,712	$557

Supplemental balance sheet information related to operating leases
The following table presents supplemental balance sheet information related to the operating leases (in thousands):

	Year ended December 31,
Assets:	2024	2025
Operating lease right-of-use assets	$3,238	$2,154

Liabilities:
Current lease liabilities	1,723	1,822
Non-current lease liabilities	1,659	322

Total operating lease liabilities	$3,382	$2,144

Maturities of lease liabilities under operating leases
Maturities of lease liabilities under operating leases as of December 31, 2025 are as follows (in thousands):

2026	$1,884
2027	301
2028	34
2029	0
2030	0
Thereafter	0

Total future lease payments	2,219
Less: imputed interest	75

Total present value of lease liabilities	$2,144